MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Plant and Equipment [abstract]
Schedule Related to Property, Plant and Equipment

	Mineral Properties - Depletable	Mineral Properties - Non depletable	Construction in Progress	Property, Plant & Equipment	Total
COST
Balance as at December 31, 2022	$866,999	$712,269	$154,647	$704,781	$2,438,696
Acquisition of Chesser	-	58,862	-	282	59,144
Additions	100,366	39,835	111,690	23,930	275,821
Changes in closure and reclamation provision	9,407	-	-	152	9,559
Disposals and write-offs	(142)	(5,883)	-	(6,872)	(12,897)
Transfers	534,991	(532,127)	(222,119)	219,255	-
Balance as at December 31, 2023	$1,511,621	$272,956	$44,218	$941,528	$2,770,323
ACCUMULATED DEPLETION AND IMPAIRMENT
Balance as at December 31, 2022	$506,268	$-	$-	$364,807	$871,075
Disposals and write-offs	(40)	-	-	(6,610)	(6,650)
Impairment	60,602	-	49	29,964	90,615
Depletion and depreciation	156,425	-	-	84,646	241,071
Balance as at December 31, 2023	$723,255	$-	$49	$472,807	$1,196,111
Net Book Value as at December 31, 2023	$788,366	$272,956	$44,169	$468,721	$1,574,212

	Mineral Properties - Depletable	Mineral Properties - Non depletable	Construction in Progress	Property, Plant & Equipment	Total
COST
Balance as at December 31, 2021	$758,112	$719,663	$57,759	$675,486	$2,211,020
Additions	74,301	35,468	117,860	14,255	241,884
Changes in closure and reclamation provision	(10,024)	5,238	-	(235)	(5,021)
Disposals and write-offs	(372)	(5,502)	-	(3,313)	(9,187)
Transfers	44,982	(42,598)	(20,972)	18,588	-
Balance as at December 31, 2022	$866,999	$712,269	$154,647	$704,781	$2,438,696
ACCUMULATED DEPLETION AND IMPAIRMENT
Balance as at December 31, 2021	$275,460	$-	$-	$223,206	$498,666
Disposals and write-offs	-	-	-	(1,970)	(1,970)
Impairment	117,237	-	-	65,605	182,842
Depletion and depreciation	113,571	-	-	77,966	191,537
Balance as at December 31, 2022	$506,268	$-	$-	$364,807	$871,075
Net Book Value as at December 31, 2022	$360,731	$712,269	$154,647	$339,975	$1,567,622